SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 1,536,225	$ 4,256,487
Other tax payable	21,436	186,705
Total taxes payable	$ 1,557,661	$ 4,443,192